Employee Benefit Plans (Pension Plans) (Narrative) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Other Changes		$ 542,000,000	$ 326,000,000	$ 121,000,000
Pension Contributions		303,000,000	147,000,000	517,000,000
Domestic Defined Benefit Plan Stock Contributions By Employer		0	250,000,000	0
Defined Benefit Plan, Accumulated Benefit Obligation	$ 34,200,000,000	$ 34,200,000,000	34,600,000,000
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Explanation of Significant Change in Benefit Obligation or Plan Assets Not Apparent from Other Required Disclosures		As part of our long-term strategy to de-risk our defined benefit pension plans, we entered into an agreement to purchase a group annuity contract to transfer approximately $768 million of our outstanding pension benefit obligations related to certain U.S. retirees or beneficiaries, which was finalized on October 12, 2016. We also offered certain former U.S. employees or beneficiaries (generally all former U.S. participants not yet in receipt of their vested pension benefits) an option to take a one-time lump-sum distribution in lieu of future monthly pension payments, which reduced our pension benefit obligations by approximately $935 million. These transactions reduced the assets of our defined benefit pension plans by approximately $1.5 billion. As a result of these transactions, we recognized a one-time pre-tax pension settlement charge of approximately $423 million in the fourth quarter of 2016.
Defined Benefit Plan, Other Changes		$ (693,000,000)	(789,000,000)
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation	$ 170,000,000	$ 170,000,000
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation		As approved in 2016, effective January 1, 2017, a voluntary lump-sum option is available for the frozen final average earnings benefits of certain U.S. salaried employees upon termination of employment after 2016. This option provides participants with the choice of electing to receive a lump-sum payment in lieu of receiving a future monthly pension benefit. This plan change reduced the projected benefit obligation by $170 million.
Pension Payout Program, Voluntary Lump-Sum Value			50,000
Pension Payout Program, Total Amount Settled			147,000,000	311,000,000
Percentage Of Projected Benefit Obligation Comprised Of Domestic Plan Benefits	75.00%	75.00%
Percentage Of Projected Benefit Obligation Comprised Of Foreign Plan Benefits	24.00%	24.00%
Defined Benefit Plan, Net Periodic Benefit Cost		$ 401,000,000	$ 649,000,000	223,000,000
Range Of Growth Seeking Assets In Company's Overall Investment Strategy		55% to 65%
Range Of Income Generating Assets In Company's Overall Investment Strategy		35% to 45%
Percentage Of Enhanced Equity Assets In Global Equity Portfolio	11.00%	11.00%
Pecentage Of Interest Rate Sensitivity Of Pension Plan Liabilities Fixed Income Portfolio Designed To Hedge		35% to 45%
Defined Benefit Plan Common Stock Funded Percentage		1.00%	3.00%
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year		$ 300,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 1,930,000,000	1,930,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	1,847,000,000	1,847,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	1,896,000,000	1,896,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	1,948,000,000	1,948,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	1,994,000,000	1,994,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	10,545,000,000	10,545,000,000
Domestic defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Pension Contributions		100,000,000
Domestic Defined Benefit Plan Stock Contributions By Employer			$ 250,000,000
Discretionary employer contributions to defined benefit pension plans in the next 12 months		150,000,000
Foreign defined benefit pension plans
Defined Benefit Plan Disclosure [Line Items]
Pension Contributions		203,000,000	147,000,000
Pension de-risking actions [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Other Changes		1,500,000,000
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	$ (423,000,000)
Purchase of Annuity Contract [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Other Changes		768,000,000
Lump Sum Payments [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Other Changes		$ 935,000,000
Change in Assumptions for Pension Plans [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in Accounting Estimate, Description		At the end of fiscal 2015, we changed the approach we use to estimate the service and interest components of net periodic pension cost for our significant pension plans. This change compared to the previous approach resulted in a net decrease in the service and interest components of our annual net periodic pension cost of approximately $215 million for 2016. Historically, we estimated the service and interest cost components utilizing a single-weighted average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. We have elected to utilize a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in determination of the benefit obligation to the relevant projected cash flows. We have made this change to provide a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. This change does not materially affect the measurement of our total benefit obligations.
Impact of change in estimation of NPPC		$ (215,000,000)
Discontinued Operations [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments			(109,000,000)	(1,000,000)
Defined Benefit Plan, Net Periodic Benefit Cost			$ 98,000,000	$ 96,000,000